Revenue earning robots consisted of the following: (Details) - USD ($)	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Revenue Earning Robots
Revenue earning devices	$ 1,768,818	$ 1,143,724	$ 500,173
Less: Accumulated depreciation	$ (676,615)	$ (434,661)	$ (226,459)